Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Schedule of Vessels, Net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2013	$1,478,886	$(125,755)	$1,353,131

Additions	437,498	(63,660)	373,838
Disposals	(406,054)	65,734	(340,320
Impairment loss	(22,724)	12,006	(10,718

Balance at December 31, 2014	$1,487,606	$(111,675)	$1,375,931

Additions	207,000	(57,164)	149,836
Disposals	(104,274)	20,142	(84,132
Balance at December 31, 2015	$1,590,332	$(148,697)	$1,441,635

Nave Celeste and C. Dream
Property, Plant and Equipment [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]

Proceeds received:
Net Cash proceeds received from sale of assets		$71,224
Subordinated Series A Units		27,111
			98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net		(84,184)
Favorable & unfavorable leases		37
Working capital		554	(83,593)

			14,742

Deferred gain on sale of assets			8,971

Gain on sale of vessels	$		5,771

Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited
Property, Plant and Equipment [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]

Proceeds received:
Cash proceeds received from sale of assets		$214,854
Common units		18,640
General Partner units		5,720
Subordinated units		140,140
Selling expenses		(211)	379,143
Carrying Value of assets sold:
Vessels		(322,121)
Favorable leases		(32,129)
Other assets / liabilities, net		(1,390)	(355,640)

Gain on sale of vessels	$		23,503